EAGLE GROWTH & INCOME FUND

SUPPLEMENT DATED JULY 25, 2013 TO
THE PROSPECTUS AND SUMMARY PROSPECTUS
DATED FEBRUARY 28, 2013

Jeff Vancavage, CFA®, has replaced David R. Powers, CFA®, as a Portfolio Manager for the Eagle Growth & Income Fund (the “fund”).

As a result, the discussion of the fund’s portfolio managers on page 5 of the Prospectus and page 3 of the Summary Prospectus should be replaced with the following:

Portfolio Managers | Edmund Cowart, CFA®, David Blount, CFA®, CPA, John Pandtle, CFA® and Jeff Vancavage, CFA® are Co-Portfolio Managers of the fund and are jointly responsible for the day-to-day management of the fund. Messrs. Cowart, Blount and Pandtle have been Co-Portfolio Managers of the fund since June 2011. Mr. Vancavage has served as the fund’s Co-Portfolio Manager since July 2013.

In addition, under the “Portfolio Managers” section of the Prospectus on page 32, the “Growth & Income Fund” paragraph should be replaced with the following:

Growth & Income Fund — Edmund Cowart, CFA®, David Blount, CFA®, CPA, John Pandtle, CFA® and Jeff Vancavage, CFA® are Co-Portfolio Managers of the fund and are jointly responsible for the day-to-day management of the fund. Messrs. Cowart, Blount and Pandtle have been Co-Portfolio Managers of the fund since June 2011. Mr. Vancavage has served as the fund’s Co-Portfolio Manager since July 2013. Mr. Cowart joined Eagle in 1999 and has been a Senior Vice President, Managing Director and Portfolio Manager at Eagle since 1999. Mr. Blount joined Eagle in 1993, was a Senior Research Analyst at Eagle from 1999 through 2008 and has been a Portfolio Manager at Eagle since 2008. Mr. Pandtle worked at Eagle from 1999 to 2002, was a Senior Vice President in the equity research department of Raymond James & Associates from 2002 to 2008 and has been a Portfolio Manager at Eagle since 2009. Mr. Vancavage joined Eagle in 2001, was a Senior Research Analyst at Eagle from 2005 to 2013 and has been a Portfolio Manager at Eagle since 2013.

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INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH
THE PROSPECTUS AND SUMMARY PROSPECTUS FOR FUTURE REFERENCE

EAGLE GROWTH & INCOME FUND

SUPPLEMENT DATED JULY 25, 2013, TO
THE STATEMENT OF ADDITIONAL INFORMATION DATED FEBRUARY 28, 2013,
AS SUPPLEMENTED ON JULY 1, 2013

Jeff Vancavage, CFA®, has replaced David R. Powers, CFA®, as a Portfolio Manager for the Eagle Growth & Income Fund (the “fund”).

As a result, under the “Portfolio Managers” section, the first paragraph of the discussion of the fund’s portfolio managers on page 61 is replaced with the following:

Edmund Cowart, CFA®, David Blount, CPA, CFA®, John Pandtle, CFA® and Jeff Vancavage, CFA® are Co-Portfolio Managers of the fund and are jointly responsible for the day-to-day management of the fund. Messrs. Cowart, Blount and Pandtle have been Co-Portfolio managers of the fund since June 2011. Mr. Vancavage has served as the fund’s Co-Portfolio Manager since July 2013. Mr. Cowart joined Eagle in 1999 and has been a Senior Vice President, Managing Director and portfolio manager at Eagle since 1999. Mr. Blount joined Eagle in 1993, was a Senior Research Analyst at Eagle from 1999 through 2008 and has been a Portfolio Manager at Eagle since 2008. Mr. Pandtle worked at Eagle from 1999-2002, was a Senior Vice President in the equity research department of Raymond James & Associates from 2002 through 2008 and has been a portfolio manager at Eagle since 2009. Mr. Vancavage joined Eagle in 2001, was a Senior Research Analyst at Eagle from 2005 to 2013 and has been a Portfolio Manager at Eagle since 2013.

In addition, under the “Portfolio Managers” section on page 62, all references to Mr. Powers are removed and the following is inserted:

As of May 31, 2013, Mr. Vancavage is responsible for the day-to-day management of the following other accounts:

	Number of accounts	Total assets
Registered investment companies	0	$0
Other pooled investment vehicles	0	$0
Other accounts	4,578	$2.725 billion

In 1 of the 4,578 of the above “other accounts,” the advisory fee payable to Eagle is based upon the account’s performance and the assets managed that pay a performance fee are $2.6 million.

Mr. Vancavage’s benchmarks for evaluation purposes include Lipper and Morningstar rankings for mutual fund performance and the S&P 500 Index for separate accounts along with peer group rankings such as those from Callan Associates and Mercer Investment Consulting.

As of May 31, 2013, Mr. Vancavage owns between $10,001 and $50,000 of the fund’s shares.

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INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH
THE STATEMENT OF ADDITIONAL INFORMATION FOR FUTURE REFERENCE